Corporate information	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Corporate information	1.1. Corporate information
Nokia Corporation, a public limited liability company
incorporated and domiciled in Helsinki, Finland, is the parent company (Parent Company or Parent) for all its subsidiaries
(together Nokia or the Group). Nokia is a global provider of mobile, fixed and cloud network solutions combining hardware, software and services, as well as licensing of intellectual
property, including patents, technologies and the Nokia brand.
Nokia’s operational headquarters are located in Espoo, Finland.
The shares of Nokia Corporation are listed on the Nasdaq
Helsinki Stock Exchange, the New York Stock Exchange and
the Euronext Paris Stock Exchange.
These consolidated financial statements for the year ended
31 December 2024 were authorized for issuance and filing
by the Board of Directors on 13 March 2025.